UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS (Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System 155 Federal St., Suite 700, Boston, MA 02110 (Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

MOATXInvestor Shares

     CASTXClass C

For Investors Seeking Long-Term Capital Appreciation

Semi-Annual Report
December 31, 2021

CASTLE FOCUS FUND (Unaudited)

CASTLE FOCUS FUND PERFORMANCE INFORMATION

AVERAGE ANNUALIZED RETURNS AS OF DECEMBER 31, 2021

	1 Year(A)	5 Year(A)	10 Year(A)
Investor Shares	12.34%	7.64%	7.14%
Class C	11.22%	6.56%	6.07%
S&P 500® Index (B)	28.71%	18.47%	16.55%

The Fund’s Total Annual Operating Expense Ratios (from November 1, 2021 Prospectus):

Investor Shares – Gross 1.62%, Net 1.38%; Class C – Gross 2.62%, Net 2.38%

The Fund’s expense ratios for the six month period ended December 31, 2021, can be found in the financial highlights included in this report. The Total Annual Operating Expense Ratios reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund, (b) the expense ratios may be for different periods, and (c) the Adviser has contractually agreed to waive Services Agreement fees (see Note 4).

(A) 1 Year, 5 Year and 10 Year returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Castle Focus Fund commenced operations on July 1, 2010.

(B) The S&P 500® Index is an unmanaged index comprised of the stocks of large capitalization issues in the United States and it is considered representative of the U.S. equity markets as a whole.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-743-7820. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2021 Semi-Annual Report 1

CASTLE FOCUS FUND (Unaudited)

     Castle Focus Fund
by Sectors (as a percentage of Net Assets)
December 31, 2021

*Net Cash represents cash equivalents and liabilities in excess of other assets.

2021 Semi-Annual Report 2

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period July 1, 2021, through December 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the charges assessed by Mutual Shareholder Services, LLC as described above or the expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Shares
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2021 to
	July 1, 2021	December 31, 2021	December 31, 2021

Actual	$1,000.00	$1,046.38	$6.91

Hypothetical	$1,000.00	$1,018.45	$6.82
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.34% for Investor Shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class C
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2021 to
	July 1, 2021	December 31, 2021	December 31, 2021

Actual	$1,000.00	$1,041.07	$12.04

Hypothetical	$1,000.00	$1,013.41	$11.88
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 2.34% for Class C, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2021 Semi-Annual Report 3

Castle Focus Fund

		Schedule of Investments
		December 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Agricultural Production-Crops
31,500	Corteva, Inc.	$1,489,320	3.22%
Cable & Other Pay Television Services
25,000	Comcast Corporation - Class A	1,258,250	2.72%
Communications Equipment
25,000	Cisco Systems, Inc.	1,584,250	3.42%
Crude Petroleum & Natural Gas
10,000	EOG Resources, Inc.	888,300	1.92%
Electric Services
24,000	Dominion Energy, Inc.	1,885,440	4.08%
Electromedical & Electrotherapeutic Apparatus
11,500	Medtronic PLC (Ireland)	1,189,675	2.57%
Fire, Marine & Casualty Insurance
1,900	Alleghany Corporation *	1,268,421
13,500	Berkshire Hathaway Inc. - Class B *	4,036,500
40,500	Loews Corporation	2,339,280
10,500	The Travelers Companies, Inc.	1,642,515
		9,286,716	20.08%
Gold and Silver Ores
28,000	Agnico Eagle Mines Limited (Canada)	1,487,920
85,000	Barrick Gold Corporation (Canada)	1,615,000
26,500	Kirkland Lake Gold Ltd. (Canada)	1,111,675
		4,214,595	9.12%
Grain Mill Products
16,000	Ingredion Incorporated	1,546,240	3.34%
Pharmaceutical Preparations
38,000	Pfizer Inc.	2,243,900
67,000	Viatris Inc.	906,510
		3,150,410	6.81%
Pipe Lines (No Natural Gas)
52,000	Enbridge Inc. (Canada)	2,032,160	4.39%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
25,500	DuPont de Nemours, Inc.	2,059,890	4.45%
Real Estate Agents & Managers (For Others)
2,700	Jones Lang LaSalle Incorporated *	727,218	1.57%
Retail - Eating & Drinking Places
7,500	Starbucks Corporation	877,275	1.90%
Retail - Family Clothing Stores
9,000	The TJX Companies, Inc.	683,280	1.48%
Services - Computer Integrated Systems Design
17,000	Cerner Corporation	1,578,790	3.41%
Services - Education Services
1,050	Graham Holdings Company - Class B	661,322	1.43%
Services - Prepackaged Software
7,500	Guidewire Software, Inc. *	851,475	1.84%
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
35,000	Unilever PLC **	1,882,650	4.07%
Telephone Communications (No Radiotelephone)
36,000	Verizon Communications Inc.	1,870,560	4.04%
Total for Common Stocks (Cost - $27,694,100)		39,717,816	85.86%

* Non-Income Producing Security. ** ADR - American Depositary Receipt. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 4

Castle Focus Fund

	Schedule of Investments
	December 31, 2021 (Unaudited)
Shares	Fair Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
62,000 Equity Commonwealth *	$1,605,800	3.47%
(Cost - $1,768,070)
MONEY MARKET FUNDS
5,062,631 Invesco Short-Term Investments Trust Treasury Portfolio
Institutional Class 0.01% ***	5,062,631	10.94%
(Cost - $5,062,631)
Total Investments	46,386,247	100.27%
(Cost - $34,524,801)
Liabilities in Excess of Other Assets	(125,220)	-0.27%
Net Assets	$46,261,027	100.00%

* Non-Income Producing Security. *** The yield shown represents the 7-day yield at December 31, 2021.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 5

Castle Focus Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2021
Assets:
Investments at Fair Value	$46,386,247
(Cost - $34,524,801)
Receivables:
Dividends	27,249
Shareholder Purchases	470
Total Assets	46,413,966
Liabilities:
Payable for Shareholder Redemptions	64,572
Accrued Advisory Fees	38,691
Accrued Service Fees	13,155
Accrued Distribution and Service (12b-1) Fees - Class C	36,521
Total Liabilities	152,939
Net Assets	$46,261,027
Net Assets Consist of:
Paid In Capital	$32,475,120
Total Distributable Earnings	13,785,907
Net Assets	$46,261,027

Investor Shares
Net Assets	$31,644,422
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	1,522,761
Net Asset Value, Offering Price per Share and Redemption Price per Share	$20.78

Class C
Net Assets	$14,616,605
Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized without par value)	785,235
Net Asset Value, Offering Price per Share and Redemption Price per Share	$18.61

Statement of Operations (Unaudited)
For the six month period ended December 31, 2021

Investment Income:
Dividends (Net of foreign withholding tax of $19,384)	$420,201
Total Investment Income	420,201
Expenses:
Advisory Fees	250,579
Service Fees	145,336
Distribution and Service (12b-1) Fees - Class C	73,893
Total Expenses	469,808
Less: Expenses Waived	(60,139)
Net Expenses	409,669
Net Investment Income	10,532
Net Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	2,438,258
Net Change in Unrealized Appreciation on Investments	(345,704)
Net Realized and Unrealized Gain on Investments	2,092,554

Net Increase in Net Assets from Operations	$2,103,086

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 6

Castle Focus Fund

Statements of Changes in Net Assets	(Unaudited)
	7/1/2021	7/1/2020
	to	to
	12/31/2021	6/30/2021
From Operations:
Net Investment Income (Loss)	$10,532	$(43,229)
Net Realized Gain on Investments	2,438,258	7,755,265
Net Change in Unrealized Appreciation on Investments	(345,704)	7,138,455
Net Increase in Net Assets from Operations	2,103,086	14,850,491
From Distributions to Shareholders:
Investor Shares	(3,824,037)	(687,274)
Class C	(1,914,504)	(124,486)
Change in Net Assets from Distributions	(5,738,541)	(811,760)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Shares	1,149,910	4,632,306
Class C	250	3,900
Shares Issued on Reinvestment of Dividends
Investor Shares	3,629,753	644,587
Class C	1,897,355	122,225
Cost of Shares Redeemed
Investor Shares	(8,865,751)	(46,690,504)
Class C	(771,598)	(2,426,354)
Net Decrease from Shareholder Activity	(2,960,081)	(43,713,840)
Net Decrease in Net Assets	(6,595,536)	(29,675,109)
Net Assets at Beginning of Period	52,856,563	82,531,672
Net Assets at End of Period	$46,261,027	$52,856,563

Share Transactions:
Issued
Investor Shares	50,405	227,689
Class C	12	211
Reinvested
Investor Shares	180,047	30,915
Class C	105,059	6,386
Redeemed
Investor Shares	(390,460)	(2,236,409)
Class C	(37,588)	(128,089)
Net Decrease in Shares	(92,525)	(2,099,297)
Shares Outstanding at Beginning of Period	2,400,521	4,499,818
Shares Outstanding at End of Period	2,307,996	2,400,521

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 7

Castle Focus Fund

Financial Highlights - Investor Shares	(Unaudited)
Selected data for a share outstanding	7/1/2021		7/1/2020	7/1/2019	7/1/2018	7/1/2017	7/1/2016
throughout the period:	to		to	to	to	to	to
	12/31/2021		6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value -
Beginning of Period	$22.61		$18.62	$21.21	$22.24	$22.31	$21.04
Net Investment Income (a)	0.04		0.03	0.11	0.17	0.08	0.04
Net Gains or Losses on Investments
(realized and unrealized)	0.92		4.21	(1.10)	0.82	0.89	1.79
Total from Investment Operations	0.96		4.24	(0.99)	0.99	0.97	1.83
Distributions (From Net Investment Income)	-		(0.09)	(0.21)	(0.11)	(0.01)	(0.03)
Distributions (From Capital Gains)	(2.79)		(0.16)	(1.39)	(1.91)	(1.03)	(0.53)
Total Distributions	(2.79)		(0.25)	(1.60)	(2.02)	(1.04)	(0.56)
Net Asset Value -
End of Period	$20.78		$22.61	$18.62	$21.21	$22.24	$22.31
Total Return (b)	4.64%	*	22.90%	(5.43)%	5.19%	4.40%	8.92%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$31,644		$38,042	$68,170	$98,792	$116,678	$163,123
Before Waiver
Ratio of Expenses to Average Net Assets	1.58%	**	1.58%	1.58%	1.58%	1.58%	1.58%
Ratio of Net Investment Income (Loss) to
Average Net Assets	0.09%	**	-0.10%	0.31%	0.54%	0.14%	-0.06%
After Waiver
Ratio of Expenses to Average Net Assets	1.34%	**	1.34%	1.34%	1.34%	1.34%	1.34%
Ratio of Net Investment Income to Average
Net Assets	0.33%	**	0.14%	0.55%	0.78%	0.38%	0.18%
Portfolio Turnover Rate	9.28%	*	25.19%	68.11%	74.00%	38.71%	47.50%

Financial Highlights - Class C	(Unaudited)
Selected data for a share outstanding	7/1/2021		7/1/2020	7/1/2019	7/1/2018	7/1/2017	7/1/2016
throughout the period:	to		to	to	to	to	to
	12/31/2021		6/30/2021	6/30/2020	6/30/2019	6/30/2018	6/30/2017
Net Asset Value -
Beginning of Period	$20.64		$17.11	$19.60	$20.80	$21.11	$20.12
Net Investment Loss (a)	(0.07)		(0.15)	(0.09)	(0.04)	(0.12)	(0.17)
Net Gains or Losses on Investments
(realized and unrealized)	0.83		3.84	(1.01)	0.75	0.84	1.69
Total from Investment Operations	0.76		3.69	(1.10)	0.71	0.72	1.52
Distributions (From Net Investment Income)	-		-	-	-	-	-
Distributions (From Capital Gains)	(2.79)		(0.16)	(1.39)	(1.91)	(1.03)	(0.53)
Total Distributions	(2.79)		(0.16)	(1.39)	(1.91)	(1.03)	(0.53)
Net Asset Value -
End of Period	$18.61		$20.64	$17.11	$19.60	$20.80	$21.11
Total Return (b)	4.11%	*	21.67%	(6.38)%	4.13%	3.43%	7.78%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$14,617		$14,814	$14,362	$16,783	$16,850	$19,879
Before Waiver
Ratio of Expenses to Average Net Assets	2.58%	**	2.58%	2.58%	2.58%	2.58%	2.58%
Ratio of Net Investment Loss to Average
Net Assets	-0.89%	**	-1.04%	-0.70%	-0.44%	-0.80%	-1.06%
After Waiver
Ratio of Expenses to Average Net Assets	2.34%	**	2.34%	2.34%	2.34%	2.34%	2.34%
Ratio of Net Investment Loss to Average
Net Assets	-0.65%	**	-0.80%	-0.46%	-0.20%	-0.56%	-0.82%
Portfolio Turnover Rate	9.28%	*	25.19%	68.11%	74.00%	38.71%	47.50%

* Not Annualized. ** Annualized. (a) Based on Average Shares Outstanding. (b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 8

NOTES TO THE FINANCIAL STATEMENTS CASTLE FOCUS FUND December 31, 2021 (Unaudited)

1.) ORGANIZATION
Castle Focus Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on June 28, 2010. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of December 31, 2021, there were thirteen series authorized by the Trust. The Fund commenced operations on July 1, 2010. The Fund currently offers Investor Shares and Class C Shares. The classes differ principally in their respective distribution expenses and service arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Investor Shares of the Fund are sold at the net asset value (the “NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class C Shares of the Fund are sold at NAV without a sales charge and are subject to 12b-1 distribution/service fees of up to 1.00% per annum. The Fund’s investment objective is to seek long-term capital appreciation. The Investment Adviser to the Fund is Castle Investment Management, LLC (the “Adviser”) and the Sub-Adviser to the Fund is St. James Investment Company, LLC (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:
The NAV is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended December 31, 2021, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment

2021 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

ALLOCATION OF EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method. Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

2021 Semi-Annual Report 10

Notes to the Financial Statements (Unaudited) - continued

Equity securities (common stocks, including ADRs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at the net asset value provided by the fund and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2021:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks (including ADRs)	$39,717,816	$0	$0	$39,717,816
Real Estate Investment Trusts	1,605,800	0	0	1,605,800
Money Market Funds	5,062,631	0	0	5,062,631
Total	$46,386,247	$0	$0	$46,386,247

The Fund did not hold any Level 3 assets during the six month period ended December 31, 2021.

The Fund did not invest in derivative instruments during the six month period ended December 31, 2021.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund entered into an Investment Management Agreement with Castle Investment Management, LLC as the investment adviser of the Fund. Under the terms of the Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers of the Trust. For its services, the Adviser receives a fee of 1.00% per annum of the average daily net assets of the Fund. The Sub-Adviser of the Fund has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser a sub-advisor fee. For the six month period ended December 31, 2021, the Adviser received management fees totaling $250,579. At December 31, 2021, the Fund owed $38,691 to the Adviser.

The Fund also has a Services Agreement with the Adviser (the “Services Agreement”), under which the Fund pays the Adviser. Under the Services Agreement, the Adviser shall supervise the Fund’s business affairs and is obligated to pay the operating expenses of the Fund excluding management fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. In addition, to the extent not otherwise provided by other parties under agreements with the Trust, the Adviser shall supply: (i) non-investment related statistical and research data; (ii) the services of a Chief Compliance Officer for the Trust; and (iii) executive and administrative services. The Adviser shall also assist with and/or supervise the preparation by the Trust’s administrator, transfer agent, and/or auditors of: (i) tax returns; (ii) reports to shareholders of the Fund; (iii) reports

2021 Semi-Annual Report 11

Notes to the Financial Statements (Unaudited) - continued

to, and filings with, the SEC, state securities commissions and Blue Sky authorities including preliminary and definitive proxy materials and post-effective amendments to the Trust’s registration statement; and (iv) necessary materials for meetings of the Trust’s Board of Trustees. The Adviser shall provide personnel to serve as officers of the Trust if so elected by the Trustees. Executive and administrative services include, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and the review and submission to the officers of the Fund for their approval, of invoices or other requests for payment of Fund expenses; and such other action with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties. For its services, the Adviser receives a service fee equal to 0.58% of the average daily net assets of the Fund. For the six month period ended December 31, 2021, the Adviser earned service fees of $145,336. At December 31, 2021, the Fund owed the Adviser service fees of $13,155. Beginning November 1, 2013, the Adviser has contractually agreed to waive Services Agreement fees by 0.24% of its average daily net assets. The Services Agreement fee waiver will automatically terminate on October 31, 2022, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2022. There are no recoupment provisions for the waivers described above. A total of $60,139 in service fees was waived for the six month period ended December 31, 2021.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the Class C Shares of the Fund. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class C Shares. This Plan provides that the Fund will pay the annual rate of 1.00% of the average daily net assets of the Fund’s Class C Shares for activities primarily intended to result in the sale of those shares. These activities include payment to entities for providing distribution and shareholder servicing with respect to the Fund’s Class C Shares. The 1.00% for the Class C Shares is comprised of a 0.25% service fee and a 0.75% distribution fee. The Fund incurred distribution and service (12b-1) fees of $73,893 for Class C Shares during the six month period ended December 31, 2021. At December 31, 2021, the Fund owed distribution and service (12b-1) fees of $36,521 for Class C Shares.

6.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as a trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Adviser.

The Trustees who are not interested persons of the Fund were paid $750 each, for a total of $2,250, in Trustees’ fees for the six month period ended December 31, 2021, by the Adviser.

7.) INVESTMENT TRANSACTIONS
For the six month period ended December 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,912,645 and $8,488,548, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the 1940 Act. At December 31, 2021, RBC Capital Markets LLC, held for the benefit of its customers, in aggregate, 47.93% of Fund shares. The Trust does not know whether any underlying accounts of RBC Capital Markets LLC, owned or controlled 25% or more of the voting securities of the Fund.

9.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at December 31, 2021, was $34,524,801.

At December 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$12,098,017	($236,571)	$11,861,446

As of December 31, 2021, there was no differences between book and tax basis unrealized appreciation.

2021 Semi-Annual Report 12

Notes to the Financial Statements (Unaudited) - continued

The tax character of Investor Shares distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2021	June 30, 2021
Ordinary Income	$ 1,479,977	$ 239,420
Long-term Capital Gain	2,344,060	447,854
	$ 3,824,037	$ 687,274

The tax character of Class C distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2021	June 30, 2021
Ordinary Income	$ 740,950	$ –
Long-term Capital Gain	1,173,554	124,486
	$ 1,914,504	$ 124,486

10.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2021 Semi-Annual Report 13

ADDITIONAL INFORMATION December 31, 2021 (Unaudited)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
St. James Investment Company, LLC (the “Sub-Adviser”) is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Sub-Adviser in fulfilling this responsibility is available without charge by calling 1-877-743-7820. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-743-7820. This information is also available on the SEC’s website at http://www.sec.gov.

3.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the six month period ended December 31, 2021, the Board reviewed the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act of 1940. The program is overseen by the Adviser, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of the Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

2021 Semi-Annual Report 14

Investment Adviser
Castle Investment Management, LLC

Sub-Adviser
St. James Investment Company, LLC

Legal Counsel
Practus, LLP

Custodian
U.S. Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Castle

Focus Fund. This report is not intended for distribution to prospective investors in the

Fund, unless preceded or accompanied by an effective prospectus.

Castle Focus Fund 277 South Washington Street, Suite 335 Alexandria, Virginia 22314 www.castleim.com 703-260-1921

TANDXInstitutional Shares

For Investors Seeking Long-Term Capital Appreciation

Semi-Annual Report
December 31, 2021

CASTLE TANDEM FUND (Unaudited)

CASTLE TANDEM FUND PERFORMANCE INFORMATION

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2021

		Since
	1 Year(A)	Inception(A)
Castle Tandem Fund	19.07%	16.01%
S&P 500® Index (B)	28.71%	22.67%

The Fund's Total Annual Operating Expense Ratios (from November 1, 2021 Prospectus):

Institutional Shares – Gross 1.60%, Net 1.20%

The Fund’s actual expense ratios for the six month period ended December 31, 2021, can be found in the financial highlights included in this report. The Total Annual Operating Expense Ratios reported above may not correlate to the expense ratio in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in the Fund and (b) the expense ratios may be for different periods.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Castle Tandem Fund commenced operations on March 15, 2019.

(B) The S&P 500® Index is an unmanaged index comprised of the stocks of large capitalization issues in the United States and it is considered representative of the U.S. equity markets as a whole.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-743-7820. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2021 Semi-Annual Report 1

CASTLE TANDEM FUND (Unaudited)

     Castle Tandem Fund
by Sectors (as a percentage of Net Assets)
December 31, 2021

*Net Cash represents cash equivalents and liabilities in excess of other assets.

2021 Semi-Annual Report 2

Disclosure of Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management and service fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent, and IRA accounts will be charged an $8.00 annual maintenance fee.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period July 1, 2021, through December 31, 2021.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as, the charges assessed by Mutual Shareholder Services, LLC as described above or the expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Shares

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	July 1, 2021 to
	July 1, 2021	December 31, 2021	December 31, 2021

Actual	$1,000.00	$1,105.34	$6.26

Hypothetical	$1,000.00	$1,019.26	$6.01
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period ended December 31, 2021).

2021 Semi-Annual Report 3

Castle Tandem Fund

		Schedule of Investments
		December 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Arrangement of Transportation of Freight & Cargo
4,400	Expeditors International of Washington, Inc.	$590,876	1.48%
Beverages
5,600	Brown-Forman Corporation - Class B	408,016	1.02%
Cable & Other Pay Television Services
17,900	Comcast Corporation - Class A	900,907	2.26%
Canned, Fruits, Vegetables, Preserves, Jams & Jellies
8,700	The J.M. Smucker Company	1,181,634	2.96%
Electric Services
10,400	NextEra Energy Inc.	970,944	2.43%
Insurance Agents, Brokers & Services
12,500	Brown & Brown, Inc.	878,500	2.20%
Meat Packing Plants
7,000	Hormel Foods Corporation	341,670	0.86%
Pharmaceutical Preparations
12,700	Abbott Laboratories	1,787,398
10,600	AbbVie Inc.	1,435,240
6,300	Johnson & Johnson	1,077,741
		4,300,379	10.77%
Refuse Systems
7,100	Republic Services, Inc.	990,095
4,300	Waste Connections, Inc. (Canada)	585,961
		1,576,056	3.95%
Retail - Drug Stores And Proprietary Stores
19,400	Walgreens Boots Alliance, Inc.	1,011,904	2.54%
Retail - Variety Stores
1,500	Costco Wholesale Corporation	851,550
5,300	Dollar General Corporation	1,249,899
		2,101,449	5.27%
Security & Commodity Brokers, Dealers, Exchanges & Services
10,800	Cboe Global Markets, Inc.	1,408,320
10,600	Intercontinental Exchange, Inc.	1,449,762
6,200	T. Rowe Price Group, Inc.	1,219,168
		4,077,250	10.21%
Security Brokers, Dealers & Flotation Companies
1,000	BlackRock, Inc.	915,560
1,600	MarketAxess Holdings Inc.	658,032
		1,573,592	3.94%
Services - Business Services, NEC
3,200	Accenture PLC - Class A (Ireland)	1,326,560	3.32%
Services - Computer Integrated Systems Design
5,000	Jack Henry & Associates, Inc.	834,950	2.09%
Services - Computer Processing & Data Preparation
4,500	Automatic Data Processing, Inc.	1,109,610	2.78%
Services - Computer Programming, Data Processing, Etc.
4,000	FactSet Research Systems, Inc.	1,944,040	4.87%
Services - Prepackaged Software
2,500	Microsoft Corporation	840,800	2.11%
Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
2,100	Ecolab, Inc.	492,639	1.23%
Surgical & Medical Instruments & Apparatus
4,200	Becton, Dickinson and Company	1,056,216
2,400	ResMed, Inc.	625,152
4,300	Stryker Corporation	1,149,906
		2,831,274	7.09%

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 4

Castle Tandem Fund

		Schedule of Investments
		December 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS
Water Supply
22,200	Essential Utilities, Inc.	$1,191,918	2.99%
Total for Common Stocks (Cost - $21,652,664)		30,484,968	76.37%
REAL ESTATE INVESTMENT TRUSTS
8,400	National Retail Properties, Inc.	403,788	1.01%
	(Cost - $293,949)
MONEY MARKET FUNDS
9,060,576	First American Treasury Obligations Fund - X Class 0.01% *	9,060,576	22.70%
	(Cost - $9,060,576)
	Total Investments	39,949,332	100.08%
	(Cost - $31,007,189)
	Liabilities in Excess of Other Assets	(30,608)	-0.08%
	Net Assets	$39,918,724	100.00%

* The yield shown represents the 7-day yield at December 31, 2021. The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 5

Castle Tandem Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2021

Assets:
Investments at Fair Value	$39,949,332
(Cost - $31,007,189)
Receivables:
Dividends	12,102
Shareholder Purchases	1,225
Total Assets	39,962,659
Liabilities:
Payable for Shareholder Redemptions	5,252
Accrued Advisory Fees	32,782
Accrued Service Fees	5,901
Total Liabilities	43,935
Net Assets	$39,918,724

Net Assets Consist of:
Paid In Capital	$30,872,797
Total Distributable Earnings	9,045,927
Net Assets, for 1,111,261 Shares Outstanding	$39,918,724
(Unlimited shares authorized)
Net Asset Value, Offering and Redemption Price Per Share
($39,918,724/1,111,261 shares)	$35.92

Statement of Operations (Unaudited)
For the six month period ended December 31, 2021

Investment Income:
Dividends (Net of foreign withholding tax of $509)	$248,175
Total Investment Income	248,175
Expenses:
Advisory Fees	199,273
Service Fees	115,578
Total Expenses	314,851
Less: Expenses Waived	(79,709)
Net Expenses	235,142

Net Investment Income	13,033

Realized and Unrealized Gain on Investments
Realized Gain on Investments	1,480,502
Net Change in Unrealized Appreciation on Investments	2,609,985
Net Realized and Unrealized Gain on Investments	4,090,487

Net Increase in Net Assets from Operations	$4,103,520

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 6

Castle Tandem Fund

Statements of Changes in Net Assets	(Unaudited)
	7/1/2021	7/1/2020
	to	to
	12/31/2021	6/30/2021
From Operations:
Net Investment Income	$13,033	$112,732
Net Realized Gain on Investments	1,480,502	313,357
Change in Net Unrealized Appreciation	2,609,985	5,003,734
Increase in Net Assets from Operations	4,103,520	5,429,823
From Distributions to Shareholders:	(1,733,644)	(107,914)
From Capital Share Transactions:
Proceeds From Sale of Shares	4,314,405	25,543,690
Shares Issued on Reinvestment of Dividends	1,444,888	107,914
Cost of Shares Redeemed	(10,452,956)	(8,968,883)
Net Increase (Decrease) from Shareholder Activity	(4,693,663)	16,682,721
Net Increase (Decrease) in Net Assets	(2,323,787)	22,004,630
Net Assets at Beginning of Period	42,242,511	20,237,881
Net Assets at End of Period	$39,918,724	$42,242,511
Share Transactions:
Issued	122,223	817,303
Reinvested	41,508	3,459
Redeemed	(293,873)	(286,388)
Net Increase (Decrease) in Shares	(130,142)	534,374
Shares Outstanding Beginning of Period	1,241,403	707,029
Shares Outstanding End of Period	1,111,261	1,241,403

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	7/1/2021		7/1/2020	7/1/2019	3/15/2019*
	to		to	to	to
	12/31/2021		6/30/2021	6/30/2020	6/30/2019
Net Asset Value -
Beginning of Period	$34.03		$28.62	$26.28	$25.00
Net Investment Income (a)	0.01		0.11	0.20	0.06
Net Gain on Securities (b)
(Realized and Unrealized)	3.52		5.40	2.24	1.22
Total from Investment Operations	3.53		5.51	2.44	1.28
Distributions (From Net Investment Income)	(0.07)		(0.08)	(0.09)	-
Distributions (From Realized Capital Gains)	(1.57)		(0.02)	(0.01)	-
Total Distributions	(1.64)		(0.10)	(0.10)	-
Net Asset Value -
End of Period	$35.92		$34.03	$28.62	$26.28
Total Return (c)	10.53%	**	19.30%	9.31%	5.12%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$39,919		$42,243	$20,238	$3,723
Before Waiver
Ratio of Expenses to Average Net Assets	1.58%	***	1.58%	1.58%	1.58%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.33)%	***	(0.04)%	0.32%	0.45%	***
After Waiver
Ratio of Expenses to Average Net Assets	1.18%	***	1.18%	1.18%	1.18%	***
Ratio of Net Investment Income to Average Net Assets	0.07%	***	0.36%	0.72%	0.85%	***
Portfolio Turnover Rate	5.85%	**	14.85%	41.69%	1.59%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to rec-
oncile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 7

NOTES TO THE FINANCIAL STATEMENTS CASTLE TANDEM FUND December 31, 2021 (Unaudited)

1.) ORGANIZATION
Castle Tandem Fund (the “Fund”) was organized as a diversified series of the PFS Funds (the “Trust”) on March 5, 2019, and commenced operations on March 15, 2019. The Trust is an open-end investment company established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, as amended on January 20, 2011 (the “Trust Agreement”). The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of multiple separate and distinct portfolio series the assets and liabilities of which are separate and distinct from the assets and liabilities of the other series portfolios of the Trust. As of December 31, 2021, there were thirteen series authorized by the Trust. The investment adviser to the Fund is Castle Investment Management, LLC (the “Adviser”) and the sub-adviser to the Fund is Tandem Investment Advisors, Inc. (the “Sub-Adviser”). Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:
The NAV is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended December 31, 2021, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

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Notes to the Financial Statements (Unaudited) - continued

USE OF ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis.

OTHER:
The Fund records security transactions based on a trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS:
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at

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Notes to the Financial Statements (Unaudited) - continued

the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2021:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$30,484,968	$0	$0	$30,484,968
Real Estate Investment Trusts	403,788	0	0	403,788
Money Market Funds	9,060,576	0	0	9,060,576
Total	$39,949,332	$0	$0	$39,949,332

The Fund did not hold any Level 3 assets during the six month period ended December 31, 2021.

The Fund did not invest in derivative instruments during the six month period ended December 31, 2021.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund entered into an Investment Management Agreement with Castle Investment Management, LLC as the investment adviser of the Fund. Under the terms of the Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Trustees. The Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an annual investment management fee of 1.00% of the average daily net assets of the Fund. The Sub-Adviser of the Fund has responsibility for providing investment ideas and recommendations for the assets of the Fund, subject to the supervision of the Adviser. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Fund, the Adviser pays the Sub-Adviser a sub-adviser fee. For the six month period ended December 31, 2021, the Adviser earned management fees totaling $199,273. At December 31, 2021, the Fund owed $32,782 to the Adviser.

The Fund also has a Services Agreement with the Adviser (the “Services Agreement”), under which the Fund pays the Adviser. Under the Services Agreement, the Adviser shall supervise the Fund’s business affairs and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), underlying fund fees and expenses, and extraordinary or non-recurring expenses. In addition, to the extent not otherwise provided by other parties under agreements with the Trust, the Adviser shall supply: (i) non-investment related statistical and research data; (ii) the services of a Chief Compliance Officer for the Trust; and (iii) executive and administrative services. The Adviser shall also assist with and/or supervise the preparation by the Trust’s administrator, transfer agent, and/or auditors of: (i) tax returns; (ii) reports to shareholders of the Fund; (iii) reports to, and filings with, the SEC, state securities commissions and Blue Sky authorities including preliminary and definitive proxy materials and post-effective amendments to the Trust’s registration statement; and (iv) necessary materials for meetings of the Trust’s Board of Trustees. The Adviser shall provide personnel to serve as officers of the Trust if so elected by the Trustees. Executive and administrative services include, but are not limited to, the coordination of all third par-

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Notes to the Financial Statements (Unaudited) - continued

ties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and the review and submission to the officers of the Fund for their approval, of invoices or other requests for payment of Fund expenses; and such other action with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties. For its services, the Adviser receives a service fee equal to 0.58% of the average daily net assets of the Fund. For the six month period ended December 31, 2021, the Adviser earned service fees of $115,578. At December 31, 2021, the Fund owed the Adviser service fees of $5,901. Effective March 15, 2019, the Adviser contractually agreed to waive Services Agreement fees by 0.40% of its average daily net assets through October 31, 2022. The Services Agreement fee waiver will automatically terminate on October 31, 2022, unless it is renewed by the Adviser. The Adviser may not terminate the fee waiver before October 31, 2022. There are no recoupment provisions for the waivers described above. A total of $79,709 in service fees was waived for the six month period ended December 31, 2021.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as a trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Adviser.

The Trustees who are not interested persons of the Fund were paid $750 each, for a total of $2,250, in Trustees’ fees for the six month period ended December 31, 2021, by the Adviser.

6.) INVESTMENT TRANSACTIONS
For the six month period ended December 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,727,826 and $5,910,545, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at December 31, 2021, was $31,007,189.

At December 31, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$8,961,336	($19,193)	$8,942,143

As of December 31, 2021, there was no differences between book and tax basis unrealized appreciation.

The tax character of distributions was as follows:

	Six Months Ended	Fiscal Year Ended
	December 31, 2021	June 30, 2021
Ordinary Income	$ 93,311	$ 107,914
Long-term Capital Gain	1,640,333	–
	$ 1,733,644	$ 107,914

8.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets

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Notes to the Financial Statements (Unaudited) - continued

in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

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ADDITIONAL INFORMATION December 31, 2021 (Unaudited)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Fund publicly files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
Castle Investment Management, LLC (the “Adviser”) is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge by calling 1-877-743-7820. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-743-7820. This information is also available on the SEC’s website at http://www.sec.gov.

3.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the six month period ended December 31, 2021, the Board reviewed the Fund’s liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act of 1940. The program is overseen by the Adviser, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Fund taking into consideration several factors including the liquidity of the Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

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Investment Adviser
Castle Investment Management, LLC

Sub-Adviser
Tandem Investment Advisors, Inc.

Legal Counsel
Practus, LLP

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Castle

Tandem Fund. This report is not intended for distribution to prospective investors in the

Fund, unless preceded or accompanied by an effective prospectus.

Castle Tandem Fund
277 South Washington Street, Suite 335
Alexandria, Virginia 22314
www.castleim.com
703-260-1921

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 3/2/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 3/2/2022

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 3/2/2022